Net Loss Per Share (Details Textual) - shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net (Loss) Income Per Share (Textual)
Shares exercise excluded from computation of diluted net loss per share	817,020	1,067,527	817,020	980,588	573,110
Unvested restricted stock	264,286	158,571	264,286